Reconciliation of Liabilities arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation of Liabilities arising from Financing Activities [Abstract]
Schedule of Reconciliation of Liabilities arising From Financing Activities
	Loan payable	Loan from a shareholder	Lease liabilities	Total
	EUR	EUR	EUR	EUR
At January 1, 2021	25,000	-	2,619	27,619
Financing cash flows	-	20,000	(56,996)	(36,996)
New leases entered	-	-	425,250	425,250
Interest expenses	-	-	2,234	2,234
At December 31, 2021	25,000	20,000	373,107	418,107
New leases entered	(3,084)	(20,000)	(63,444)	(86,528)
Change on modification of lease	-	-	(5,933)	(5,933)
Interest expenses	-	-	3,680	3,680
At December 31, 2022	21,916	-	307,410	329,326
Financing cash flows	401,825	-	-	401,825
New leases entered	-	-	734,682	734,682
Change on modification of lease	-	-	(347,126)	(347,126)
Interest expenses	-	-	13,956	13,956
At December 31, 2023	423,741	-	708,922	1,133,663